Stock Based Compensation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014	Jun. 20, 2016
Stock Options:
Proceeds from stock options exercises	$ 869	$ 74
Additional information on equity compensation plan
Shares available for future issuance	2,949,054			2,522,355
Shares added to equity compensation plan	2,000,000
Deferred tax benefits associated with stock exercises and restricted stock vesting	$ 6,422
Tax impact to additional paid-in capital related to the vesting of restricted stock and exercise of stock options	$ 0
Stock Repurchase
Number of shares of common stock authorized for repurchase by the entity	6,000,000
Number of shares of common stock repurchased since plan inception	4,895,792
Number of shares of common stock retired since plan inception	553,800
Number of shares of common stock repurchased	0	0	0
Restricted Stock
Restricted
Fair value vested during the year	$ 1,881	$ 3,238	$ 3,660
Stock Options
Stock Options:
Intrinsic value of stock options exercised	1,436	57
Proceeds from stock options exercises	$ 869	74
RSUs
Restricted
Fair value vested during the year		$ 11,451